Stockholders’ Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity (Deficit)

Note 6 – Stockholders’ Equity

Common Stock

The Company is authorized to issue 125,000,000 shares of Common Stock and 5,000,000 shares of preferred stock. The Company had 34,294,546 shares of Common Stock issued and outstanding as of September 30, 2025. There were no shares of Preferred Stock issued and outstanding as of September 30, 2025.

During the nine months ended September 30, 2025, the Company issued 103,186 shares of Common Stock, with an aggregate fair value of $66,000, as consideration for services rendered related to media and investor relations activities, strategic communications support, enhancement to the Company’s market visibility and shareholder engagement. The fair value of the shares issued was determined based on the market price of the Company’s Common Stock at the date of issuance and is included general and administrative expenses in the accompanying 2024 condensed consolidated statement of operations.

See Note 6 – Stockholders’ Equity – Restricted Stock Units for additional details regarding the issuance and reversal of Common Stock related to the vested restricted stock units.

See Note 6 – Stockholders’ Equity – Warrants for additional details regarding the issuance of Common Stock upon amendment and exercising of warrants.

Service Agreement

On June 3, 2024, The Company entered into service agreements with three separate entities, each with a 36-month term. In connection therewith the Company issued an aggregate of 3,487,500 restricted shares of Common Stock, 1,162,500 ratably to each entity with an aggregate fair value at issuance totaling $4,638,375 which were registered upon the closing of the IPO in December 2024. In addition, each of the entities agreed to and ultimately purchased 37,500 shares of the Company’s Common Stock at a purchase price of $1.33 per share prior to the effective date of the IPO, resulting in aggregate proceeds of $150,000.

Pursuant to the agreements, the counterparties are obligated to perform certain services, as defined, and the Company is recognizing the fair value of the issued restricted shares as compensation expense over the 36-month term, the requisite service period. During the three and nine months ended September 30, 2025 the Company recorded compensation expense of $389,707 and $1,156,410, respectively, related to the agreement, which in general and administrative expenses in the accompanying condensed consolidated statements of operations. There was no such expense recorded during the nine months ended September 30, 2024 due to the timing of the execution of the service agreements.

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 6 – Stockholders’ Equity, continued

Stock Options

The Company grants stock under the provisions of its 2021 Equity Incentive Plan (“the Plan”).

On January 24, 2024, the Company granted 180,000 stock options to a consultant with an exercise price of $1.33 per share and a grant date fair value of $190,560, of which 50% vested immediately with the remaining 50% being vested over a 12 month period.

As discussed in Note 3 – Related Party Transactions - Equity Instruments Exchanged for Accrued Compensation, during the nine months ended September 30, 2024, the Company issued additional options related to accrued compensation.

On June 10, 2025, the Company granted 250,000 stock options to a consultant with an exercise price of $0.97 per share and a grant date fair value of $191,168, and a 10-year term. The 25% of the stock options vest immediately on the grant date, with the remaining 187,500 options vesting in equal monthly installments ratably beginning in July 2025 through May 2027.

On July 2, 2025, the Compensation Committee approved the grant of an aggregate of 357,448 stock options issued to certain executives. The stock options have an exercise price of $1.19 per share, representing the closing price of the Company’s Common Stock on Nasdaq on the date of grant. The stock options have a 10-year term and vest in equal installments over a three (3) year period beginning on the grant date of July 2, 2025, subject to the officers’ continued employment at the time of vesting.

On September 5, 2025, the Company granted an aggregate of 374,755 stock options to two consultants with an exercise price of $1.23 per share and a grant date fair value of $340,900. The stock options have a 10 year term and 25% of the stock options vest immediately on the grant date, with 281,066 options vesting in equal monthly installments until September 5, 2027. The Company also granted 109,902 stock options to one of the consultants with an exercise price of $1.23 per share and a grant date fair value of $100,000, and a 10 year term that vest solely upon achievement of performance conditions as follows: (a) 15% per Ambassador (maximum of three) referred by consultant and subsequently engaged by the Company, (b) 20% if consultant is instrumental in arranging a distribution arrangement not previously pursued by the Company, on terms acceptable to the Company, (c) 20% when such Distribution Contract achieves $1 million in annual sales and (d) 15% when the consultant arranges the first Celebrity Golf Tournament featuring Nugevia on terms and conditions acceptable to the Company.

The significant inputs utilized to determine the grant date fair value of stock options issued during the nine month periods ended September 30, 2025 and 2024 were as follows:

	September 30,	September 30,
	2025	2024
Dividend Yield	0%	0%
Weighted average expected term (years)	5.38-6.00	5.75-6
Volatility	65.68-101.98%	97.3-105.8%
Risk-free rate	3.86-4.18%	4.10%
Weighted average exercise price	$0.97	$1.33

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 6 – Stockholders’ Equity, continued

A summary of stock option activity for the nine months ended September 30, 2025 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2024	10,633,988	1.02	6.25	$102,921,147
Granted	1,092,105	1.16
Exercised	-	-
Forfeited	-	-
Outstanding as of September 30, 2025	11,726,093	$1.03	5.68	$8,533,901
Exercisable as of September 30, 2025	10,814,635	$1.02	5.33	$7,994,141

The following table summarizes information related to stock options outstanding as of September 30, 2025:

	Outstanding Options		Vested Options
Exercise Price	Number Outstanding at September 30, 2025	Weighted Average Remaining Life	Number Exercisable at September 30, 2025	Weighted Average Remaining Life
$0.01	675,000	0.25	675,000	0.25
$0.74	1,657,564	3.32	1,657,564	3.32
$0.80	2,783,239	3.54	2,783,239	3.54
$0.97	250,000	9.67	86,968	9.67
$1.19	357,448	9.76	-	-
$1.23	484,657	9.94	93,689	9.94
$1.33	5,461,935	7.33	5,461,925	7.33
$2.16	56,250	5.71	56,250	5.71
	11,726,093	5.68	10,814,635	5.33

There was $748,494 unrecognized stock-based compensation expense as of September 30, 2025, which will be recognized over a period of approximately 2.18 years.

Warrants

The following is a summary of the Company’s warrant activity for the nine months ended September 30, 2025:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)
Outstanding as of December 31, 2024	1,359,375	$0.80	0.93
Exercised	(1,359,375)	0.80	-
Forfeited	-	-	-
Outstanding as of September 30, 2025	-	$-	-

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 6 – Stockholders’ Equity, continued

Effective June 22, 2025, the Company entered into an amendment with a warrant holder for a warrant to purchase 109,376 shares of Common Stock. The amendment extended the warrant’s exercise period through August 31, 2025, and clarified the exercise mechanism applicable to the warrant. The effects of the warrant modification were de minimis.

On July 16, 2025 the Company entered into an amendment with a warrant holder who holds 1,249,999 warrants that clarified the exercise mechanisms. Concurrently with the amendment, the warrant holder exercised the warrants via a cashless exercise and received 913,299 shares of Common Stock. Pursuant to the amendment, the Company agreed to issue the warrant holder 86,700 shares of Common Stock.

On August 12, 2025, the Company received an exercise notice from a warrant holder who holds 109,376 warrants. The warrant was exercised via a cashless exercise, and the warrant holder received 30,547 shares of Common Stock. Pursuant to the amended warrant agreement, the Company agreed to issue the warrant holder 56,954 shares of Common Stock.

Restricted Stock Units

Certain shares previously presented as issued and outstanding in connection with vested restricted stock units were not legally issued due to administrative delays and, accordingly, were removed from shares outstanding as of September 30, 2025. The correction reduced shares outstanding from 34,833,083 at June 30, 2025 to 34,294,546 at September 30, 2025, a decrease of 538,537 shares, and resulted in a non-cash reclassification of $163 between common stock and additional paid-in capital. The impact was immaterial to basic and diluted EPS and did not have a material effect on the condensed consolidated balance sheet.

Therefore, no restricted stock units were issued during the nine months ended September 30, 2025. In June 2025, all then issued and outstanding restricted stock units of 1,626,037 were fully vested.

Note 6 – Stockholders’ Equity (Deficit)

Common Stock

The Company is authorized to issue 125,000,000 shares of common stock and 5,000,000 shares of preferred stock. The Company had 33,103,860 shares of common stock issued and outstanding as of December 31, 2024. There was no preferred stock issued and outstanding as of December 31, 2024.

On June 3, 2024, the Company entered into a three 36-month service agreement with three different entities. The Company issued an aggregate of 3,487,500 restricted shares of common stock, 1,162,500 restricted shares of common stock to each entity. The shares were registered upon the Company’s offering that closed in December 2024. In addition, each of the entities purchased 37,500 shares each of the Company’s common stock at a price of $1.33 per share prior to the occurrence of the Company’s offering. As of December, 31, 2024, the Company issued 112,500 common stock and the Company received an aggregate of $150,000 for the sale of the Company’s common stock from the three entities. These shares were also registered upon the closing of the Company’s offering. The aggregate value of $4,638,375 related to the 3,487,500 restricted shares will be recognize as compensation expense from the date the obligations are met with the remaining expense being amortized over the remaining term of the 36-months per the services agreements. As of December 31, 2024, the Company recorded compensation expense for services provided of $893,781 related to the restricted shares issued.

See Note 5 – Convertible Debt and Derivative Liability for shares issued upon the conversion of the convertible notes. See Note 8 – Commitment and Contingencies – Service agreements for details related to sale of common stock per the service agreements.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 6 – Stockholders’ Equity (Deficit), continued

Closing of Offering

On December 2, 2024, the Company priced its initial public offering of 2,750,000 shares of common stock at a price of $4.00 per share. The offering closed on December 4, 2024, and the Company started trading on the Nasdaq Capital Market under the ticker symbol “JUNS”. The Company sold 2,750,000 shares of its Common Stock to the underwriters and yielded proceeds of $9,725,213, net of underwriters and other fees of $1,274,787.

The Company intends to use the proceeds primarily to fund the Phase II clinical trial of its product candidate JOTROL™ in patients with Parkinson’s Disease, Strategic Service Agreements to accelerate business activities in South-East Asia, research and development activities regarding evaluation of new product opportunities, payment of the outstanding annual license fees due to Aquanova AG, the repayment of debt, working capital and other general corporate purposes.

Stock Options

The Company grants stock awards to officers, employees, directors, and other key persons pursuant to its 2021 Equity Incentive Plan (“the Plan”).

During the year ended December 31, 2024 and 2023, the Company recognized stock-based compensation of $947,124 and $1,198,579, respectively, related to vested stock options. There was $355,829 unvested stock options expense as of December 31, 2024.

On January 1, 2023, the Company granted a non-qualified stock option to purchase 562,500 shares of Common Stock to our Chief Financial Officer, at an exercise price of $1.33 per share. The option had a grant date fair value of $589,500.

On April 1, 2023, the Company granted non-qualified stock option to purchase an aggregate of 562,500 shares of Common Stock to an employee and consultants, at an exercise price of $1.33 per share. The options had an aggregate grant date fair value of $577,500.

On January 24, 2024, the Company granted 180,000 stock options to a consultant with an exercise price of $1.33 per share. The option had a grant date fair value of $190,560.

On April 17, 2024, the Company granted 67,500 stock options to a consultant with an exercise price of $1.33 per share. The option had a grant date fair value of $73,459.

See Note 3 – Related Party Transactions above for details related to options issued for forgiveness of accrued salaries.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

A summary of activity for the year ended December 31, 2024 and 2023 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	6,682,560	$0.89	6.40	$3,376,725
Granted	3,767,955	1.33
Exercised	(113,633)	0.88
Forfeited	-
Outstanding as of December 31, 2023	10,336,883	$1.00	6.91	$3,316,119
Granted	297,105	1.33
Exercised	-	-
Forfeited	-	-
Outstanding as of December 31, 2024	10,633,988	$1.02	6.25	$102,921,147
Exercisable as of December 31, 2024	10,297,412	$1.01	6.18	$99,768,543
Exercisable as of December 31, 2023	9,424,826	$1.00	6.76	$3,276,119

The following table summarized information about employee stock options outstanding as of December 31, 2024 and 2023:

	Outstanding Options		Vested Options
Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Life	Number Exercisable at December 31, 2024	Weighted Average Remaining Life
$0.01	675,000	1.25	675,000	1.25
$0.74	1,657,560	4.32	1,657,562	4.32
$0.80	2,783,243	4.54	2,783,238	4.54
$1.33	5,461,935	8.33	5,125,362	8.31
$2.16	56,250	6.71	56,250	6.71
	10,633,988	6.25	10,297,412	6.15

	Outstanding Options		Vested Options
Exercise Price	Number Outstanding at December 31, 2023	Weighted Average Remaining Life	Number Exercisable at December 31, 2023	Weighted Average Remaining Life
$0.01	675,000	2.51	675,000	2.51
$0.74	1,657,560	5.57	1,657,564	5.57
$0.80	2,783,243	5.80	2,708,239	5.62
$1.33	5,164,830	4.51	4,327,774	4.92
$2.16	56,250	7.96	56,250	7.71
	10,336,883	6.91	9,424,826	6.76

Warrants

The following is a summary of the Company’s warrant activity for the year ended December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)
Outstanding as of December 31, 2022	1,359,375	$0.80	0.98
Granted	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2023	1,359,375	$0.80	0.64
Granted	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2024	1,359,375	$0.80	0.93

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 6 – Stockholders’ Equity (Deficit), continued

Restricted Stock Units

On September 29, 2023, the Company issued an aggregate of 1,399,834 restricted stock units with a grant date value of $1.33 per unit in exchange for the forgiveness of accrued compensation. Pursuant to the amendment dated December 18, 2023, the restricted stock units shall vest on the on earlier event of either the occurrence of an initial public offering or in the event of change of control of the Company. The restricted stock units have an aggregate grant date fair value of $1,866,445.

On December 18, 2023, the Company terminated 1,399,384 restricted stock units and issued an aggregate of 1,618,537 restricted stock units with a grant date value of $1.33 in exchange for the forgiveness of accrued compensation. The restricted stock units shall vest on the earlier event of either the expiration of the lock-up period by the underwriters after the initial public offering or in the event of change of control of the Company. The restricted stock units have an aggregate grant date fair value of $2,158,050.

On March 15, 2024, the Company issued 7,500 restricted stock units with a grant date value of $1.33 per unit in exchange for the forgiveness of accrued compensation. The restricted stock units shall vest on the earlier event of either the expiration of the lock-up period by the underwriters after the initial public offering or in the event of change of control of the Company.

As of December 31, 2024, the Company had an aggregate of 1,626,037 restricted stock units outstanding with an aggregate fair value of $2,195,550.